Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
March 31, 2026

Number of Shares		Value
Common Stocks 95.8%
Aerospace & Defense 8.4%
13,777	Axon Enterprise, Inc.	$5,850,954 *
4,125	Curtiss-Wright Corp.	2,809,620
18,595	FTAI Aviation Ltd.	4,555,775
22,167	HEICO Corp.	6,078,191
76,141	Howmet Aerospace, Inc.	17,547,455
85,485	Rocket Lab Corp.	5,489,847 *
		42,331,842
Banks 1.3%
448,052	NU Holdings Ltd. Class A	6,438,507 *
Biotechnology 5.2%
18,132	Alnylam Pharmaceuticals, Inc.	5,999,335 *
53,709	Insmed, Inc.	8,782,496 *
66,255	Ionis Pharmaceuticals, Inc.	4,975,088 *
32,676	Natera, Inc.	6,534,873 *
		26,291,792
Capital Markets 3.5%
14,191	Evercore, Inc. Class A	4,236,156
25,492	LPL Financial Holdings, Inc.	7,668,758
18,281	Robinhood Markets, Inc. Class A	1,266,873 *
38,909	Tradeweb Markets, Inc. Class A	4,578,033
		17,749,820
Communications Equipment 0.6%
4,625	Lumentum Holdings, Inc.	3,250,265 *
Construction & Engineering 6.0%
96,402	API Group Corp.	3,906,209 *
7,857	Comfort Systems USA, Inc.	10,834,725
27,911	Quanta Services, Inc.	15,323,697
		30,064,631
Consumer Staples Distribution & Retail 2.1%
6,093	Casey's General Stores, Inc.	4,434,851
64,359	U.S. Foods Holding Corp.	5,934,543 *
		10,369,394
Diversified Telecommunication Services 2.0%
119,126	AST SpaceMobile, Inc.(a)	9,871,972 *
Electrical Equipment 5.7%
16,322	AMETEK, Inc.	3,498,784
42,289	Nextpower, Inc. Class A	5,097,939 *
79,187	Vertiv Holdings Co. Class A	19,842,678
		28,439,401
Number of Shares		Value
Electronic Equipment, Instruments & Components 2.6%
28,134	Celestica, Inc.	$7,924,785 *
10,362	Coherent Corp.	2,468,332 *
18,630	Corning, Inc.	2,533,121
		12,926,238
Financial Services 1.1%
57,227	Affirm Holdings, Inc.	2,622,141 *
219,200	Rocket Cos., Inc. Class A	3,123,600 *
		5,745,741
Ground Transportation 0.6%
16,088	XPO, Inc.	3,129,920 *
Health Care Equipment & Supplies 2.5%
72,040	Dexcom, Inc.	4,524,112 *
14,629	IDEXX Laboratories, Inc.	8,219,889 *
		12,744,001
Health Care Providers & Services 6.4%
63,448	Cardinal Health, Inc.	13,407,197
49,364	Cencora, Inc.	15,507,207
53,548	RadNet, Inc.	2,992,798 *
		31,907,202
Health Care Technology 0.8%
22,869	Veeva Systems, Inc. Class A	4,017,169 *
Hotels, Restaurants & Leisure 11.2%
33,287	Darden Restaurants, Inc.	6,525,583
26,921	Expedia Group, Inc.	6,215,790
61,632	Hilton Worldwide Holdings, Inc.	18,741,059
48,353	Royal Caribbean Cruises Ltd.	13,305,779
31,972	Texas Roadhouse, Inc.	5,279,856
81,813	Viking Holdings Ltd.	6,011,619 *
		56,079,686
Household Durables 0.5%
7,285	TopBuild Corp.	2,559,220 *
Independent Power and Renewable Electricity Producers 1.1%
37,303	Vistra Corp.	5,607,760
Interactive Media & Services 0.6%
23,311	Reddit, Inc. Class A	3,138,826 *
IT Services 3.3%
56,426	Cloudflare, Inc. Class A	11,642,941 *
11,504	MongoDB, Inc.	2,815,834 *
15,506	Snowflake, Inc.	2,338,615 *
		16,797,390
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 1.4%
23,142	Waters Corp.	$6,891,688 *
Metals & Mining 0.2%
11,128	Anglogold Ashanti PLC	1,083,422
Oil, Gas & Consumable Fuels 4.9%
25,958	Cameco Corp.	2,819,298
18,922	Cheniere Energy, Inc.	5,369,307
45,104	Targa Resources Corp.	11,308,926
10,557	Texas Pacific Land Corp.	5,009,930
		24,507,461
Professional Services 0.7%
38,879	UL Solutions, Inc. Class A	3,332,319
Semiconductors & Semiconductor Equipment 4.5%
61,169	Lattice Semiconductor Corp.	5,674,037 *
13,149	Monolithic Power Systems, Inc.	14,376,459
8,479	Teradyne, Inc.	2,513,684
		22,564,180
Software 3.7%
56,185	Datadog, Inc. Class A	6,632,639 *
99,124	Hut 8 Corp.	4,649,907 *
130,912	IREN Ltd.(a)	4,487,663 *
18,172	Zscaler, Inc.	2,549,350 *
		18,319,559
Specialty Retail 7.2%
14,518	Burlington Stores, Inc.	4,723,867 *
28,834	Carvana Co.	9,064,833 *
28,094	O'Reilly Automotive, Inc.	2,593,357 *
51,984	Ross Stores, Inc.	11,261,294
12,432	Ulta Beauty, Inc.	6,498,330 *
29,119	Wayfair, Inc. Class A	2,190,040 *
		36,331,721
Number of Shares		Value
Technology Hardware, Storage & Peripherals 2.9%
69,645	Everpure, Inc. Class A	$4,111,841 *
6,843	Sandisk Corp.	4,347,631 *
15,388	Seagate Technology Holdings PLC	6,028,403
		14,487,875
Textiles, Apparel & Luxury Goods 1.5%
52,723	Tapestry, Inc.	7,439,743
Trading Companies & Distributors 3.3%
228,275	Fastenal Co.	10,591,960
183,549	QXO, Inc.	3,564,522 *
3,233	United Rentals, Inc.	2,355,434
		16,511,916
Total Common Stocks (Cost $479,166,582)		480,930,661

Short-Term Investments 5.2%
Investment Companies 5.2%
21,989,047	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(b)	21,989,047
4,091,961	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(b)(c)	4,091,961
Total Short-Term Investments (Cost $26,081,008)		26,081,008
Total Investments 101.0% (Cost $505,247,590)		507,011,669
Liabilities Less Other Assets (1.0)%		(4,816,134)
Net Assets 100.0%		$502,195,535

*	Non-income producing security.
(a)
All or a portion of this security is on loan at March 31, 2026. Total value of all such securities at
March 31, 2026 amounted to $10,098,862, collateralized by cash collateral of $318,405 and non-cash
(U.S. Treasury Securities) collateral of $5,895,209 for the Fund.

(b)	Represents 7-day effective yield as of March 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$480,930,661	$—	$—	$480,930,661
Short-Term Investments	—	26,081,008	—	26,081,008
Total Investments	$480,930,661	$26,081,008	$—	$507,011,669

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
March 31, 2026

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 2.9%
1,742	General Dynamics Corp.	$597,889
6,619	L3Harris Technologies, Inc.	2,284,548
		2,882,437
Air Freight & Logistics 1.1%
1,644	FedEx Corp.	585,560
10,376	GXO Logistics, Inc.	537,996 *
		1,123,556
Automobile Components 1.8%
26,520	Aptiv PLC	1,841,549 *
Automobiles 1.6%
21,644	General Motors Co.	1,612,478
Banks 4.6%
63,573	First Horizon Corp.	1,446,921
95,250	Huntington Bancshares, Inc.	1,490,663
36,313	Truist Financial Corp.	1,669,309
		4,606,893
Building Products 4.1%
31,068	Fortune Brands Innovations, Inc.	1,210,720
41,936	Resideo Technologies, Inc.	1,413,662 *
40,345	Trex Co., Inc.	1,469,365 *
		4,093,747
Chemicals 1.1%
19,341	Ashland, Inc.	1,075,553
Communications Equipment 2.7%
5,227	Ciena Corp.	2,029,278 *
1,540	Motorola Solutions, Inc.	668,314
		2,697,592
Construction & Engineering 2.1%
19,441	Arcosa, Inc.	2,063,468
Consumer Finance 2.4%
33,062	Ally Financial, Inc.	1,297,022
14,193	Bread Financial Holdings, Inc.	1,062,914
		2,359,936
Consumer Staples Distribution & Retail 1.0%
9,401	Dollar Tree, Inc.	1,029,503 *
Containers & Packaging 1.0%
3,818	Avery Dennison Corp.	659,292
7,364	Sealed Air Corp.	309,656
		968,948
Electric Utilities 2.2%
43,905	FirstEnergy Corp.	2,224,227
Number of Shares		Value
Electrical Equipment 0.7%
1,852	Rockwell Automation, Inc.	$664,646
Electronic Equipment, Instruments & Components 7.9%
6,835	Coherent Corp.	1,628,165 *
23,331	IPG Photonics Corp.	2,673,499 *
12,404	Itron, Inc.	1,111,771 *
4,036	Teledyne Technologies, Inc.	2,441,820 *
		7,855,255
Energy Equipment & Services 1.8%
29,899	Baker Hughes Co.	1,825,334
Entertainment 1.8%
172,897	Lionsgate Studios Corp.	1,658,082 *
10,905	Starz Entertainment Corp.	125,408 *
		1,783,490
Food Products 1.8%
118,957	Magnum Ice Cream Co. NV	1,778,407 *
Health Care Equipment & Supplies 2.4%
19,862	Haemonetics Corp.	1,119,422 *
13,726	Zimmer Biomet Holdings, Inc.	1,241,105
		2,360,527
Health Care Providers & Services 2.0%
2,363	McKesson Corp.	2,044,846
Hotels, Restaurants & Leisure 5.9%
106,241	Brightstar Lottery PLC	1,353,510
40,250	MGM Resorts International	1,489,652 *
31,831	Travel & Leisure Co.	2,202,387
25,672	United Parks & Resorts, Inc.	838,448 *
		5,883,997
Independent Power and Renewable Electricity Producers 1.4%
5,503	Ormat Technologies, Inc.	615,896
4,997	Vistra Corp.	751,199
		1,367,095
Industrial REITs 1.3%
36,244	STAG Industrial, Inc.	1,306,959
Insurance 2.6%
10,741	Globe Life, Inc.	1,494,825
32,293	Ryan Specialty Holdings, Inc.	1,089,566
		2,584,391
IT Services 1.9%
35,327	Kyndryl Holdings, Inc.	463,490 *
15,682	Wix.com Ltd.	1,412,478 *
		1,875,968
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 1.9%
2,342	Charles River Laboratories International, Inc.	$403,995 *
9,017	IQVIA Holdings, Inc.	1,537,759 *
		1,941,754
Machinery 2.3%
91,013	Gates Industrial Corp. PLC	2,057,804 *
1,584	Middleby Corp.	210,007 *
		2,267,811
Media 0.6%
26,427	Trade Desk, Inc. Class A	599,629 *
Multi-Utilities 4.1%
60,907	CenterPoint Energy, Inc.	2,628,746
23,874	Dominion Energy, Inc.	1,475,891
		4,104,637
Oil, Gas & Consumable Fuels 6.0%
26,229	Devon Energy Corp.	1,319,843
14,341	EOG Resources, Inc.	2,073,278
36,079	Williams Cos., Inc.	2,625,830
		6,018,951
Professional Services 3.1%
443,070	Alight, Inc. Class A	258,177
23,388	Concentrix Corp.	639,895
279,842	Conduent, Inc.	358,198 *
48,628	KBR, Inc.	1,792,428
		3,048,698
Real Estate Management & Development 2.1%
58,727	Compass, Inc. Class A	429,294 *
5,619	Jones Lang LaSalle, Inc.	1,709,974 *
		2,139,268
Retail REITs 1.9%
25,097	Regency Centers Corp.	1,898,839
Semiconductors & Semiconductor Equipment 5.1%
25,501	Enphase Energy, Inc.	964,193 *
33,468	Intel Corp.	1,476,943 *
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
6,383	MACOM Technology Solutions Holdings, Inc.	$1,417,473 *
23,459	Skyworks Solutions, Inc.	1,256,229
		5,114,838
Software 6.5%
2,889	Adobe, Inc.	702,258 *
16,849	Docusign, Inc.	798,811 *
37,865	Gitlab, Inc. Class A	819,399 *
8,124	Monday.com Ltd.	561,450 *
100,379	UiPath, Inc. Class A	1,114,207 *
53,297	Varonis Systems, Inc.	1,144,286 *
16,401	Zoom Communications, Inc.	1,318,476 *
		6,458,887
Specialty Retail 0.5%
8,331	Best Buy Co., Inc.	534,850
Technology Hardware, Storage & Peripherals 3.0%
12,496	Everpure, Inc. Class A	737,764 *
95,627	Hewlett Packard Enterprise Co.	2,276,879
		3,014,643
Textiles, Apparel & Luxury Goods 0.5%
88,744	Under Armour, Inc. Class C	513,828 *
Trading Companies & Distributors 2.2%
16,294	AerCap Holdings NV	2,235,211
Total Common Stocks (Cost $77,184,968)		99,802,646

Short-Term Investments 0.1%
Investment Companies 0.1%
87,262	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(a) (Cost $87,262)	87,262
Total Investments 100.0% (Cost $77,272,230)		99,889,908
Liabilities Less Other Assets (0.0)%‡		(28,280)
Net Assets 100.0%		$99,861,628

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$99,802,646	$—	$—	$99,802,646
Short-Term Investments	—	87,262	—	87,262
Total Investments	$99,802,646	$87,262	$—	$99,889,908

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)
March 31, 2026

Number of Shares		Value
Common Stocks 97.3%
Aerospace & Defense 2.8%
20,841	Space Exploration Technologies Corp. Class A	$10,974,662 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	11,778,765 *#(a)(b)
		22,753,427
Banks 2.2%
153,381	Bank of America Corp.	7,477,324
36,942	JPMorgan Chase & Co.	10,866,858
		18,344,182
Broadline Retail 9.8%
388,618	Amazon.com, Inc.	80,937,471 *
Building Products 1.2%
23,909	Trane Technologies PLC	9,963,837
Capital Markets 4.9%
599,400	Interactive Brokers Group, Inc. Class A	40,201,758
Communications Equipment 2.3%
155,773	Arista Networks, Inc.	19,125,809 *
Consumer Finance 1.4%
61,985	Capital One Financial Corp.	11,307,924
Financial Services 8.6%
19	Berkshire Hathaway, Inc. Class A	13,644,660 *
89,242	Berkshire Hathaway, Inc. Class B	42,764,766 *
28,315	MasterCard, Inc. Class A	14,147,873
		70,557,299
Ground Transportation 1.2%
249,787	CSX Corp.	10,253,756
Health Care Equipment & Supplies 0.6%
30,755	Becton Dickinson & Co.	4,835,609
Health Care Providers & Services 6.8%
78,746	Cencora, Inc.	24,737,268
72,305	Cigna Group	19,287,359
76,937	DaVita, Inc.	11,824,448 *
		55,849,075
Hotels, Restaurants & Leisure 2.0%
584,565	Compass Group PLC	16,309,897
Household Products 1.5%
142,905	Colgate-Palmolive Co.	12,179,793
Number of Shares		Value
Insurance 1.8%
76,460	Progressive Corp.	$15,157,430
Interactive Media & Services 12.7%
361,687	Alphabet, Inc. Class A	104,006,714
IT Services 3.0%
124,723	GoDaddy, Inc. Class A	10,310,850 *
1,080,022	Kyndryl Holdings, Inc.	14,169,889 *
		24,480,739
Life Sciences Tools & Services 0.1%
4,162	Waters Corp.	1,239,444 *
Machinery 0.9%
91,269	Otis Worldwide Corp.	7,035,015
Materials 0.5%
12,511	Sherwin-Williams Co.	4,010,401
Oil, Gas & Consumable Fuels 1.8%
417,150	Coterra Energy, Inc.	14,658,651
Pharmaceuticals 1.7%
35,450	Roche Holding AG	14,147,770
Semiconductors & Semiconductor Equipment 12.2%
127,899	Applied Materials, Inc.	43,714,599
211,940	NVIDIA Corp.	36,962,336
216,000	Taiwan Semiconductor Manufacturing Co. Ltd.	12,492,257
38,660	Texas Instruments, Inc.	7,505,453
		100,674,645
Software 8.5%
20,157	Intuit, Inc.	8,715,484
165,389	Microsoft Corp.	61,222,046
		69,937,530
Specialty Retail 2.1%
16,396	Home Depot, Inc.	5,392,481
72,139	TJX Cos., Inc.	11,520,598
		16,913,079
Technology Hardware, Storage & Peripherals 3.3%
106,870	Apple, Inc.	27,122,537
Trading Companies & Distributors 3.4%
22,341	United Rentals, Inc.	16,276,759
10,955	W.W. Grainger, Inc.	11,949,823
		28,226,582

Total Common Stocks (Cost $397,536,932)		800,230,374
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 2.2%
Aerospace & Defense 2.2%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	$18,051,505 *#(a)(b)
Principal Amount

Short-Term Investments 0.6%
Certificates of Deposit 0.0%‡
$100,000	Self Help Credit Union, 0.10%, due 4/29/2026	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 6/1/2026	100,000
		200,000
Number of Shares		Value
Investment Companies 0.6%
4,376,735	State Street Institutional Treasury Money Market Fund Premier Class, 3.60%(c)	$4,376,735
Total Short-Term Investments (Cost $4,576,735)		4,576,735
Total Investments 100.1% (Cost $404,890,347)		822,858,614
Liabilities Less Other Assets (0.1)%		(825,339)
Net Assets 100.0%		$822,033,275

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of March 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at March 31, 2026 amounted to $40,804,932, which represents 5.0% of net assets of the Fund.

(c)	Represents 7-day effective yield as of March 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at March 31, 2026 amounted to $40,804,932, which represents 5.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 3/31/2026	Fair Value Percentage of Net Assets as of 3/31/2026
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$18,051,505	2.2%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	10,974,662	1.4%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	11,778,765	1.4%
Total		$6,276,609	$40,804,932	5.0%
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$22,753,427	$22,753,427
Hotels, Restaurants & Leisure	—	16,309,897	—	16,309,897
Pharmaceuticals	—	14,147,770	—	14,147,770
Semiconductors & Semiconductor Equipment	88,182,388	12,492,257	—	100,674,645
Other Common Stocks#	646,344,635	—	—	646,344,635
Total Common Stocks	734,527,023	42,949,924	22,753,427	800,230,374
Preferred Stocks#	—	—	18,051,505	18,051,505
Short-Term Investments	—	4,576,735	—	4,576,735
Total Investments	$734,527,023	$47,526,659	$40,804,932	$822,858,614

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2026	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2026
Investments in Securities:
Common Stocks(1)	$18,191	$—	$—	$4,562	$—	$—	$—	$—	$22,753	$4,562
Preferred Stocks(1)	14,432	—	—	3,620	—	—	—	—	18,052	3,620
Total	$32,623	$—	$—	$8,182	$—	$—	$—	$—	$40,805	$8,182

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 3/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$22,753,427	Market Approach	Transaction Price	$526.59	$421.00	Increase
Preferred Stocks	18,051,505	Market Approach	Transaction Price	$526.59	$421.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†   Formerly known as Sustainable Equity Portfolio through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
March 31, 2026

Principal Amount		Value
Mortgage-Backed Securities 36.9%
Collateralized Mortgage Obligations 16.6%
A&D Mortgage Trust
$114,683	Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$115,158 (a)
197,004	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	194,905 (a)(b)
Angel Oak Mortgage Trust
20,148	Series 2019-6, Class A1, 2.62%, due 11/25/2059	19,991 (a)(b)
90,551	Series 2025-10, Class A3, 5.37%, due 9/25/2070	90,088 (a)
153,874	Aspire Mortgage Trust, Series 2026-1, Class A3, 5.21%, due 1/25/2066	152,808 (a)
125,038	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	125,218 (a)
Chase Home Lending Mortgage Trust
49,053	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	49,154 (a)(b)
94,402	Series 2024-4, Class A6, 6.00%, due 3/25/2055	94,663 (a)(b)
78,976	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	79,049 (a)(b)
136,860	Series 2024-11, Class A4, 6.00%, due 11/25/2055	137,494 (a)(b)
74,503	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	74,919 (a)
Connecticut Avenue Securities Trust
101,732	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.21%, due 10/25/2041	101,797 (a)(c)
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.76%, due 10/25/2041	343,218 (a)(c)
405,905	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.31%, due 12/25/2041	406,526 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.76%, due 3/25/2042	192,605 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.16%, due 3/25/2042	402,634 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.31%, due 6/25/2042	254,570 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.26%, due 7/25/2042	44,271 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.26%, due 7/25/2042	225,813 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.01%, due 1/25/2043	131,173 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.31%, due 5/25/2044	155,806 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.36%, due 1/25/2045	82,795 (a)(c)
375,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.21%, due 9/25/2045	374,754 (a)(c)
197,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.16%, due 2/25/2046	197,862 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	99,402 (a)(b)
184,100	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	164,498 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
325,856	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.76%, due 11/25/2054	326,852 (c)
316,138	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.81%, due 11/25/2054	317,359 (c)
292,890	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.21%, due 5/25/2055	296,279 (c)
614,765	Series 5605, Class LF, (30 day USD SOFR Average + 0.95%), 4.61%, due 12/25/2055	615,069 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
157,471	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.16%, due 10/25/2041	157,618 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.41%, due 2/25/2042	280,674 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.91%, due 3/25/2042	331,101 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.21%, due 8/25/2042	485,293 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.36%, due 5/25/2044	239,851 (a)(c)
Federal National Mortgage Association REMIC
424,583	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.81%, due 3/25/2054	426,215 (c)
298,207	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.36%, due 5/25/2055	301,408 (c)
GCAT Trust
75,658	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	74,302 (a)(b)
342,953	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	286,924 (a)(b)
Government National Mortgage Association REMIC
598,089	Series 2024-64, Class FD, (30 day USD SOFR Average + 1.10%), 4.77%, due 4/20/2054	600,345 (c)
746,649	Series 2025-211, Class FD, (30 day USD SOFR Average + 1.10%), 4.77%, due 12/20/2055	745,645 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
JP Morgan Mortgage Trust
$22,962	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	$22,922 (a)(b)
104,587	Series 2025-2, Class A4, 6.00%, due 7/25/2055	104,959 (a)(b)
64,832	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	65,068 (a)
77,815	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	78,037 (a)
77,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	77,466 (a)(b)
190,343	Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	188,858 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	194,455 (a)
189,318	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	188,725 (a)(b)
60,823	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	60,579 (a)
100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	100,526 (a)
98,357	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	98,704 (a)
OBX Trust
114,702	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	115,151 (a)
100,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	99,356 (a)(b)
194,416	PRKCM Trust, Series 2025-AFC2, Class A1, 5.02%, due 12/25/2060	193,768 (a)(b)
Sequoia Mortgage Trust
14,263	Series 2024-2, Class A10, 5.98%, due 3/25/2054	14,242 (a)(b)
35,013	Series 2024-4, Class A10, 6.00%, due 5/25/2054	34,960 (a)(b)
343,234	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	295,464 (a)(b)
304,906	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	290,167 (a)
Verus Securitization Trust
302,946	Series 2021-3, Class A3, 1.44%, due 6/25/2066	270,903 (a)(b)
275,081	Series 2021-6, Class A3, 1.89%, due 10/25/2066	241,075 (a)(b)
67,409	Series 2024-7, Class A1, 5.10%, due 9/25/2069	67,306 (a)(b)
67,411	Series 2024-7, Class A3, 5.40%, due 9/25/2069	67,266 (a)
110,914	Series 2025-3, Class A3, 5.93%, due 5/25/2070	111,390 (a)
96,260	Series 2025-11, Class A1, 4.91%, due 11/25/2070	95,803 (a)(b)
96,260	Series 2025-11, Class A3, 5.27%, due 11/25/2070	95,679 (a)
12,968,935
Commercial Mortgage-Backed 10.5%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	119,375 (a)
85,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	85,287 (a)(b)
118,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.76%, due 6/15/2040	118,147 (a)(c)
115,000	BAHA Trust, Series 2024-MAR, Class A, 5.57%, due 12/10/2041	117,345 (a)(b)
BANK5
41,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	41,763 (b)
49,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	48,889 (b)
69,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	70,536 (b)
38,000	Series 2026-5YR21, Class C, 6.16%, due 4/15/2059	37,737 (b)(d)
BBCMS Mortgage Trust
5,140,313	Series 2021-C11, Class XA, 1.33%, due 9/15/2054	249,001 (b)(e)
1,015,892	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	60,557 (b)(e)
Benchmark Mortgage Trust
87,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	87,910 (b)
64,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	64,300 (b)
44,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	45,003 (b)
15,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	15,321 (b)
126,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	132,091 (b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$130,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	$126,880
BFLD Commercial Mortgage Trust
100,000	Series 2025-5MW, Class D, 6.37%, due 10/10/2042	101,309 (a)(b)
100,000	Series 2025-660F, Class D, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 11/15/2042	99,750 (a)(c)
BLP Commercial Mortgage Trust
113,394	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 4.87%, due 3/15/2042	112,969 (a)(c)
105,771	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 3/15/2042	105,374 (a)(c)
31,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.32%, due 12/15/2042	31,048 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	91,916 (b)
BX Commercial Mortgage Trust
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.61%, due 2/15/2039	130,121 (a)(c)
103,600	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.36%, due 3/15/2041	103,600 (a)(c)
107,210	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.86%, due 11/15/2041	107,210 (a)(c)
BX Trust
178,611	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	177,606 (a)(c)
147,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.35%, due 3/15/2039	145,989 (a)(c)
155,000	Series 2026-OPTM, Class D, (1 mo. USD Term SOFR + 2.00%), 5.75%, due 3/15/2039	153,983 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.31%, due 2/15/2041	167,363 (a)(c)
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.56%, due 6/15/2041	119,719 (a)(c)
90,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	85,081 (a)(b)
117,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	116,565 (a)(b)
121,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 7/15/2044	120,092 (a)(c)
100,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 12/15/2044	99,281 (a)(c)
205,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	199,729 (a)(b)
100,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class D, 6.84%, due 4/15/2042	101,960 (a)(b)
100,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	100,468 (a)(b)
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	102,821 (a)(b)
120,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	127,038 (a)(b)
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.31%, due 8/15/2041	47,655 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.71%, due 8/15/2041	50,513 (a)(c)
100,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	86,321 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.18%, due 6/10/2039	100,036 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.23%, due 6/10/2039	100,023 (a)(b)
120,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 5.67%, due 10/10/2041	120,904 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	76,210 (e)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	54,964 (b)(e)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	47,387 (b)(e)
30,598	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.51%, due 5/25/2044	30,780 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.35%, due 2/10/2056	75,089 (b)
GS Mortgage Securities Trust
2,859,910	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	29 (b)(e)
64,000	Series 2016-GS2, Class C, 4.71%, due 5/10/2049	63,244 (b)
157,000	Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, due 11/5/2038	156,446 (a)(b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	102,610 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	101,422 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$139,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 3/15/2042	$138,739 (a)(c)
IP Mortgage Trust
50,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	50,390 (a)(b)
40,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	40,301 (a)(b)
29,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	29,266 (a)(b)
122,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	120,791 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	104,422 (a)(b)
200,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	190,636 (a)(b)
45,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.03%, due 12/15/2051	42,084 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	30,581 (b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.11%, due 2/15/2042	99,875 (a)(c)
98,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	97,567 (a)(b)
One Market Plaza Trust
73,044	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	70,343 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	94,827 (a)
121,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.00%, due 7/15/2039	122,697 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.46%, due 12/15/2039	100,219 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.25%, due 3/10/2033	139,826 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 5.71%, due 2/14/2047	144,390 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	195,367 (a)
121,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.61%, due 4/15/2042	121,400 (a)(c)
SFO Commercial Mortgage Trust
42,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 5/15/2038	41,895 (a)(c)
60,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.59%, due 5/15/2038	59,625 (a)(c)
103,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.19%, due 5/15/2038	102,099 (a)(c)
197,000	SLG Office Trust, Series 2026-OMA, Class C, 5.45%, due 4/15/2041	197,401 (a)(b)(d)
103,199	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class D, (1 mo. USD Term SOFR + 1.95%), 5.62%, due 1/15/2039	102,876 (a)(c)
100,000	SPGN Trust, Series 2026-TFLM, Class C, (1 mo. USD Term SOFR + 1.80%), 5.47%, due 2/15/2041	99,438 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.66%, due 12/15/2039	99,875 (a)(c)
Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 5.81%, due 7/15/2035	118,527 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	71,365 (b)
38,000	Series 2026-C66, Class C, 6.25%, due 4/15/2059	38,135 (b)(d)
8,199,724
Federal Home Loan Mortgage Corp. 4.1%
Pass-Through Certificates
14	3.50%, due 5/1/2026	14
200,525	4.50%, due 11/1/2039	198,700
604,039	5.00%, due 10/1/2054	596,226
1,484,316	5.50%, due 9/1/2052 - 1/1/2056	1,498,345
888,609	6.00%, due 10/1/2052 - 3/1/2053	910,760
3,204,045
Federal National Mortgage Association 5.7%
Pass-Through Certificates
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Federal National Mortgage Association – cont'd
$392,738	4.50%, due 5/1/2041 - 5/1/2044	$387,846
2,173,925	5.00%, due 8/1/2053 - 3/1/2056	2,145,466
887,859	5.50%, due 11/1/2052 - 10/1/2055	895,283
997,139	6.00%, due 11/1/2052 - 10/1/2053	1,023,572
4,452,167
Total Mortgage-Backed Securities (Cost $29,777,313)		28,824,871
Asset-Backed Securities 19.7%
Automobiles 2.5%
Avis Budget Rental Car Funding AESOP LLC
19,167	Series 2022-5A, Class C, 6.24%, due 4/20/2027	19,181 (a)
100,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	98,501 (a)
136,202	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	138,245 (a)
51,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	50,881
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	196,632
95,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	96,370 (a)
GLS Auto Select Receivables Trust
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	29,953 (a)
30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	30,255 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,317 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	79,041 (a)
96,986	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	98,361 (a)
133,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	132,676 (a)
26,010	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	25,883 (a)
Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,406
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	221,347
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	198,703
SCCU Auto Receivables Trust
46,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	46,195 (a)
42,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	41,834 (a)
28,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	27,909 (a)
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	64,028 (a)
39,495	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	39,828 (a)
Westlake Automobile Receivables Trust
108,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	108,855 (a)
120,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	120,443 (a)
1,946,844
Home Equity 1.0%
128,149	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	128,839 (a)
JP Morgan Mortgage Trust
67,777	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.37%, due 3/20/2054	67,902 (a)(c)
61,812	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.77%, due 5/20/2054	62,036 (a)(c)
56,266	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.17%, due 8/25/2054	56,380 (a)(c)
37,076	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.67%, due 8/25/2054	37,286 (a)(c)
140,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.12%, due 3/20/2056	140,588 (a)(c)
62,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.37%, due 3/20/2056	62,139 (a)(c)
Towd Point Mortgage Trust
116,830	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	117,023 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$100,640	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	$101,048 (a)
773,241
Other 15.2%
81,974	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	75,236 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	95,861 (a)
116,348	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	117,879 (a)
226,772	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	228,392 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	111,175 (a)
197,000	Series 2025-2, Class C, 4.68%, due 8/15/2034	196,399 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	110,009 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	71,092 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	144,861 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	101,174 (a)
Compass Datacenters Issuer III LLC
79,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	77,368 (a)
59,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	57,787 (a)
83,636	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	84,615 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	121,159 (a)
165,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, due 3/22/2030	166,561 (a)
87,398	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	89,863 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.15%, due 10/20/2034	565,199 (a)(c)
Foundation Finance Trust
79,200	Series 2024-2A, Class B, 4.93%, due 3/15/2050	79,109 (a)
67,505	Series 2025-1A, Class A, 4.95%, due 4/15/2050	67,640 (a)
172,012	Series 2025-3A, Class A, 4.56%, due 8/15/2052	170,659 (a)
GreatAmerica Leasing Receivables Funding LLC
144,000	Series 2025-1, Class A3, 4.49%, due 4/16/2029	144,587 (a)
71,000	Series 2025-2, Class A3, 4.14%, due 12/17/2029	70,818 (a)
GreenSky Home Improvement Issuer Trust
100,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	100,445 (a)
105,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	104,821 (a)
94,502	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	95,854 (a)
Hilton Grand Vacations Trust
28,546	Series 2022-2A, Class A, 4.30%, due 1/25/2037	28,316 (a)
28,546	Series 2022-2A, Class B, 4.74%, due 1/25/2037	28,416 (a)
60,823	Series 2024-2A, Class C, 5.99%, due 3/25/2038	61,467 (a)
37,908	Series 2024-1B, Class A, 5.75%, due 9/15/2039	38,509 (a)
27,484	Series 2024-1B, Class B, 5.99%, due 9/15/2039	27,916 (a)
15,795	Series 2024-1B, Class C, 6.62%, due 9/15/2039	16,098 (a)
99,431	Series 2024-3A, Class A, 4.98%, due 8/27/2040	99,802 (a)
89,532	Series 2025-2A, Class B, 4.73%, due 5/25/2044	88,795 (a)
72,204	Series 2025-2A, Class C, 5.12%, due 5/25/2044	71,848 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,671 (a)
Lightpath Fiber Issuer LLC
93,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	92,742 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$58,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	$57,939 (a)
MetroNet Infrastructure Issuer LLC
164,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	165,407 (a)
34,000	Series 2025-4A, Class B, 5.60%, due 12/20/2055	33,844 (a)
MVW LLC
120,083	Series 2021-2A, Class A, 1.43%, due 5/20/2039	114,049 (a)
83,232	Series 2021-2A, Class B, 1.83%, due 5/20/2039	79,201 (a)
23,973	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	23,175 (a)
62,318	Series 2024-2A, Class B, 4.58%, due 3/20/2042	61,747 (a)
62,318	Series 2024-2A, Class C, 4.92%, due 3/20/2042	61,637 (a)
83,524	Series 2025-1A, Class B, 5.21%, due 9/22/2042	83,601 (a)
70,641	Series 2024-1A, Class B, 5.51%, due 2/20/2043	71,317 (a)
87,429	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	87,776 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/20/2038	1,089,258 (a)(c)
QTS Issuer ABS II LLC
75,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	74,994 (a)
72,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	71,994 (a)
1,400,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 7/15/2039	1,400,700 (a)(c)
Sierra Timeshare Receivables Funding LLC
32,717	Series 2023-2A, Class C, 7.30%, due 4/20/2040	33,660 (a)
46,182	Series 2023-3A, Class B, 6.44%, due 9/20/2040	47,336 (a)
40,107	Series 2024-2A, Class C, 5.83%, due 6/20/2041	40,430 (a)
81,799	Series 2024-3A, Class C, 5.32%, due 8/20/2041	81,569 (a)
94,207	Series 2025-1A, Class A, 4.81%, due 1/21/2042	94,127 (a)
211,000	Series 2026-1A, Class C, 5.19%, due 12/22/2042	210,131 (a)
68,420	Series 2024-1A, Class C, 5.94%, due 1/20/2043	69,089 (a)
100,000	Sotheby's Artfi Master Trust, Series 2026-1A, Class C, 5.00%, due 6/20/2033	99,799 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	264,090 (a)
56,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	55,859 (a)
104,145	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	101,798 (a)
109,061	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	109,040 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	200,293 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 6.82%, due 10/20/2037	1,291,255 (a)(c)
1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	1,097,750 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	129,960 (a)
199,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	194,691 (a)
148,000	VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, due 3/15/2056	145,417 (a)
111,719	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	113,160 (a)
Wireless PropCo Funding LLC
45,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	43,088 (a)
40,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	37,921 (a)
11,840,245
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	218,396 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan 0.7%
	Navient Private Education Refi Loan Trust
$276,847	Series 2021-EA, Class A, 0.97%, due 12/16/2069	$247,740 (a)
216,047	Series 2021-FA, Class A, 1.11%, due 2/18/2070	192,625 (a)
127,730	Series 2024-A, Class A, 5.66%, due 10/15/2072	129,512 (a)
		569,877
Total Asset-Backed Securities (Cost $15,347,036)		15,348,603

Corporate Bonds 36.5%
Advertising 0.0%‡
30,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	30,083 (a)
Aerospace & Defense 1.2%
	Boeing Co.
480,000	2.70%, due 2/1/2027	473,272
380,000	6.30%, due 5/1/2029	398,938
30,000	Goat Holdco LLC, 6.75%, due 2/1/2032	30,184 (a)
60,000	TransDigm, Inc., 6.63%, due 3/1/2032	61,192 (a)
		963,586
Airlines 1.1%
200,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	198,906 (a)
625,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	627,300
	United Airlines Holdings, Inc.
30,000	4.88%, due 3/1/2029	29,343
10,000	5.38%, due 3/1/2031	9,793
		865,342
Apparel 0.0%‡
30,000	VF Corp., 2.95%, due 4/23/2030	26,722
Auto Manufacturers 0.4%
	Ford Motor Credit Co. LLC
45,000	7.35%, due 11/4/2027	46,442
80,000	2.90%, due 2/10/2029	74,822
20,000	Jaguar Land Rover Automotive PLC, 5.50%, due 7/15/2029	19,453 (a)
	Nissan Motor Acceptance Co. LLC
80,000	5.63%, due 9/29/2028	78,508 (a)
65,000	6.13%, due 9/30/2030	62,468 (a)
		281,693
Auto Parts & Equipment 0.1%
	Clarios Global LP/Clarios U.S. Finance Co.
35,000	6.75%, due 2/15/2030	35,788 (a)
5,000	6.75%, due 9/15/2032	5,040 (a)
25,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, due 4/15/2031	24,645 (a)
15,000	Dana, Inc., 4.25%, due 9/1/2030	14,191
30,000	Forvia SE, 8.00%, due 6/15/2030	30,995 (a)
		110,659
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks 12.2%
Bank of America Corp.
$220,000	4.38%, due 1/27/2027	$217,329 (f)(g)
360,000	2.55%, due 2/4/2028	354,512 (f)
500,000	4.62%, due 5/9/2029	502,174 (f)
205,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	200,395 (f)(g)
Barclays PLC
215,000	5.67%, due 3/12/2028	217,024 (f)
200,000	4.84%, due 9/10/2028	200,769 (f)
Citigroup, Inc.
220,000	4.15%, due 11/15/2026	216,686 (f)(g)
395,000	4.79%, due 3/4/2029	396,992 (f)
400,000	4.54%, due 9/19/2030	398,612 (f)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 1/28/2028	400,195 (c)
Goldman Sachs Group, Inc.
220,000	4.13%, due 11/10/2026	217,004 (f)(g)
1,035,000	1.95%, due 10/21/2027	1,020,874 (f)
JPMorgan Chase & Co.
220,000	3.65%, due 6/1/2026	218,991 (f)(g)
395,000	4.92%, due 1/24/2029	398,364 (f)
360,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	363,283 (f)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	241,122 (f)
185,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	186,090
520,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 4.93%, due 7/8/2031	524,460 (c)
Morgan Stanley
410,000	1.59%, due 5/4/2027	408,862 (f)
160,000	5.65%, due 4/13/2028	161,912 (f)
445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	449,763 (f)
PNC Financial Services Group, Inc.
220,000	3.40%, due 9/15/2026	216,522 (f)(g)
105,000	4.08%, due 1/26/2029	104,446 (f)
595,000	Truist Bank, 4.42%, due 7/24/2028	594,969 (f)
205,000	Truist Financial Corp., 5.10%, due 3/1/2030	204,628 (f)(g)
220,000	U.S. Bancorp, 3.70%, due 1/15/2027	215,650 (f)(g)
Wells Fargo & Co.
375,000	4.10%, due 6/3/2026	374,941
500,000	5.15%, due 4/23/2031	508,543 (f)
9,515,112
Building Materials 0.0%‡
30,000	JH North America Holdings, Inc., 5.88%, due 1/31/2031	29,751 (a)
Chemicals 0.2%
15,000	Celanese U.S. Holdings LLC, 7.00%, due 2/15/2031	15,402
10,000	FMC Corp., 3.45%, due 10/1/2029	8,932
30,000	HB Fuller Co., 4.00%, due 2/15/2027	29,574
INEOS Finance PLC
5,000	6.75%, due 5/15/2028	4,832 (a)
5,000	7.50%, due 4/15/2029	4,851 (a)
30,000	Olympus Water U.S. Holding Corp., 4.25%, due 10/1/2028	28,654 (a)
40,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	39,800 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$30,000	WR Grace Holdings LLC, 6.63%, due 8/15/2032	$29,231 (a)
161,276
Commercial Services 0.5%
45,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	45,992 (a)
65,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 6/15/2030	65,889 (a)
55,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	56,811 (a)
55,000	Garda World Security Corp., 6.50%, due 1/15/2031	55,762 (a)
60,000	Herc Holdings, Inc., 5.75%, due 3/15/2031	59,092 (a)
105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	109,121 (a)
30,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	30,675 (a)
423,342
Computers 0.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	125,851 (a)
30,000	Science Applications International Corp., 4.88%, due 4/1/2028	29,524 (a)
155,375
Distribution - Wholesale 0.2%
10,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	9,725 (a)
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	132,305 (a)
142,030
Diversified Financial Services 0.9%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	382,622
Azorra Finance Ltd.
15,000	7.75%, due 4/15/2030	15,450 (a)
5,000	7.25%, due 1/15/2031	5,048 (a)
10,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	9,837 (a)
50,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	51,398 (a)
50,000	OneMain Finance Corp., 6.13%, due 5/15/2030	48,892
15,000	PennyMac Financial Services, Inc., 7.88%, due 12/15/2029	15,344 (a)
55,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	56,463 (a)
60,000	Rocket Cos., Inc., 6.13%, due 8/1/2030	60,554 (a)
15,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	14,989 (a)
660,597
Electric 2.2%
265,000	Alpha Generation LLC, 6.75%, due 10/15/2032	268,878 (a)
500,000	Constellation Energy Generation LLC, 3.90%, due 1/8/2028	495,979
425,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.46%, due 2/4/2028	425,526 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	86,298 (a)(f)(g)
200,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	201,694
200,000	Vistra Corp., 7.00%, due 12/15/2026	200,256 (a)(f)(g)
XPLR Infrastructure Operating Partners LP
15,000	7.25%, due 1/15/2029	15,437 (a)
15,000	8.38%, due 1/15/2031	15,791 (a)
1,709,859
Electrical Components & Equipment 0.0%‡
25,000	WESCO Distribution, Inc., 5.25%, due 4/15/2031	24,851 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics 0.1%
$35,000	Sensata Technologies BV, 5.88%, due 9/1/2030	$35,063 (a)
Engineering & Construction 0.1%
40,000	Artera Services LLC, 8.50%, due 2/15/2031	34,251 (a)
20,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	19,624 (a)
53,875
Entertainment 0.2%
75,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	75,926 (a)
35,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	35,658 (a)
25,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	23,879 (a)
5,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	5,008 (a)
140,471
Environmental Control 0.0%‡
15,000	Madison IAQ LLC, 5.88%, due 6/30/2029	14,710 (a)
Food 0.0%‡
20,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	19,498 (a)
Food Service 0.0%‡
TKC Holdings, Inc.
15,000	8.50%, due 8/15/2030	15,125 (a)
5,000	12.00%, due 2/15/2031	5,158 (a)
20,283
Forest Products & Paper 0.0%‡
15,000	Magnera Corp., 7.25%, due 11/15/2031	13,884 (a)
Healthcare - Products 1.2%
805,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	805,398 (c)
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	72,275 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	79,295 (a)
956,968
Healthcare - Services 0.1%
35,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	36,345 (a)
Housewares 0.0%‡
Newell Brands, Inc.
10,000	8.50%, due 6/1/2028	10,322 (a)
5,000	6.63%, due 9/15/2029	4,880
15,202
Insurance 1.4%
675,000	Athene Global Funding, 4.95%, due 1/7/2027	676,877 (a)
40,000	HUB International Ltd., 5.63%, due 12/1/2029	38,802 (a)
400,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.47%, due 8/18/2028	399,289 (a)(c)
1,114,968
Internet 2.4%
690,000	Alphabet, Inc., (Secured Overnight Financing Rate + 0.52%), 4.18%, due 11/15/2028	691,482 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet – cont'd
Amazon.com, Inc.
$540,000	4.00%, due 3/13/2029	$537,270
590,000	(Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	590,178 (c)
20,000	Wayfair LLC, 7.25%, due 10/31/2029	20,416 (a)
1,839,346
Iron - Steel 0.1%
45,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	45,986 (a)
Leisure Time 0.3%
45,000	Carnival Corp., 5.88%, due 6/15/2031	45,553 (a)
45,000	NCL Corp. Ltd., 6.25%, due 3/1/2030	44,667 (a)
45,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	44,997 (a)
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,147 (a)
215,364
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	172,306 (a)
Machinery - Diversified 0.0%‡
15,000	Esab Corp., 5.63%, due 4/1/2031	15,105 (a)
Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
25,000	5.13%, due 5/1/2027	24,972 (a)
35,000	6.38%, due 9/1/2029	35,107 (a)
Paramount Global
5,000	3.70%, due 6/1/2028	4,837
5,000	7.88%, due 7/30/2030	5,220
5,000	4.95%, due 1/15/2031	4,632
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	115,831 (a)
190,599
Metal Fabricate - Hardware 0.0%‡
5,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	5,043 (a)
Mining 0.1%
15,000	Kaiser Aluminum Corp., 4.50%, due 6/1/2031	14,171 (a)
80,000	Novelis Corp., 6.88%, due 1/30/2030	80,694 (a)
94,865
Miscellaneous Manufacturer 0.1%
20,000	Avient Corp., 6.25%, due 11/1/2031	20,140 (a)
60,000	Calderys Financing LLC, 11.25%, due 6/1/2028	62,030 (a)
82,170
Oil & Gas 1.1%
40,000	Caturus Energy LLC, 8.50%, due 2/15/2030	41,505 (a)
30,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	30,375 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	604,723
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	120,241 (a)
15,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	15,079 (a)
45,000	Permian Resources Operating LLC, 5.88%, due 7/1/2029	45,051 (a)
856,974
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas Services 0.2%
$55,000	Kodiak Gas Services LLC, 5.88%, due 4/1/2031	$55,272 (a)
45,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	46,043 (a)
30,000	WBI Operating LLC, 6.25%, due 10/15/2030	30,179 (a)
131,494
Packaging & Containers 0.3%
20,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	19,439 (a)
245,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2030	245,000 (a)
264,439
Pharmaceuticals 2.2%
740,000	CVS Health Corp., 4.30%, due 3/25/2028	737,377
40,000	Grifols SA, 4.75%, due 10/15/2028	39,179 (a)
915,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.18%, due 11/5/2028	917,101 (c)
1,693,657
Pipelines 2.8%
Enbridge, Inc.
174,000	5.25%, due 4/5/2027	175,454
140,000	4.60%, due 6/20/2028	140,366
205,000	4.20%, due 11/20/2028	203,561
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	489,465
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	154,994
20,000	Golar LNG Ltd., 7.50%, due 10/2/2030	20,232 (a)
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	629,345
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
25,000	6.00%, due 12/31/2030	24,873 (a)
20,000	6.00%, due 9/1/2031	19,736 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	163,635 (a)
35,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/2030	35,995 (a)
80,000	Western Midstream Operating LP, 7.25%, due 4/1/2030	84,241 (a)
2,141,897
Real Estate Investment Trusts 0.5%
190,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	184,107 (a)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	114,447 (a)
45,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	45,082 (a)
30,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	28,097 (a)
45,000	XHR LP, 6.63%, due 5/15/2030	45,432 (a)
417,165
Retail 0.1%
15,000	Advance Auto Parts, Inc., 7.00%, due 8/1/2030	15,196 (a)
15,000	Bath & Body Works, Inc., 7.50%, due 6/15/2029	15,182
20,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	20,134 (a)
10,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	9,930 (a)
20,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	19,972 (a)
10,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, due 9/15/2032	10,049 (a)
10,000	Staples, Inc., 10.75%, due 9/1/2029	9,248 (a)
99,711
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Semiconductors 1.8%
	Broadcom, Inc.
$135,000	4.60%, due 7/15/2030	$135,672
480,000	4.30%, due 1/15/2031	475,876
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	377,737 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	396,618
		1,385,903
Software 0.1%
25,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	24,389 (a)
25,000	CoreWeave, Inc., 9.25%, due 6/1/2030	24,292 (a)
		48,681
Telecommunications 1.6%
20,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	19,854 (a)
790,000	AT&T, Inc., 4.70%, due 8/15/2030	796,528
40,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	40,712 (a)
15,000	Cipher Compute LLC, 7.13%, due 11/15/2030	15,540 (a)
15,000	Fibercop SpA, 6.38%, due 11/15/2033	14,822 (a)
285,000	Orange SA, 4.00%, due 1/13/2029	282,147 (a)
45,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	44,482 (a)
25,000	WULF Compute LLC, 7.75%, due 10/15/2030	26,417 (a)
20,051	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	19,933 (a)(h)
		1,260,435
Transportation 0.0%‡
30,000	XPO, Inc., 7.13%, due 2/1/2032	30,943 (a)
Total Corporate Bonds (Cost $28,416,162)		28,513,628

Loan Assignments(c) 2.3%
Construction Materials 0.3%
197,500	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 4/14/2031	197,073
Health Care Providers & Services 0.5%
198,000	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 11/8/2032	197,772
205,800	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.70%, due 9/27/2030	203,265
		401,037
Independent Power & Renewable Electricity Producers 0.2%
177,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/26/2032	176,911
Insurance 0.5%
167,104	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	166,625
197,122	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 9/29/2030	196,382
		363,007
Leisure Products 0.2%
197,500	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 6 mo. USD Term SOFR + 2.25%), 5.92% – 5.95%, due 2/27/2032	196,349 (i)
Media 0.2%
198,000	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/13/2032	196,824
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Passenger Airlines 0.1%
$58,061	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/20/2028	$57,435
Transportation Infrastructure 0.3%
197,500	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/23/2031	197,500
Total Loan Assignments (Cost $1,790,616)		1,786,136
Number of Shares
Short-Term Investments 3.5%
Investment Companies 3.5%
2,700,861	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(j) (Cost $2,700,861)	2,700,861
Total Investments 98.9% (Cost $78,031,988)		77,174,099
Other Assets Less Liabilities 1.1%		878,328 (k)
Net Assets 100.0%		$78,052,427

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At March 31, 2026, these securities amounted to $37,777,042, which represents 48.4% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
March 31, 2026.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2026 and changes periodically.
(d)	When-issued security. Total value of all such securities at March 31, 2026 amounted to $273,273, which represents 0.4% of net assets of the Fund.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Payment-in-kind (PIK) security.
(i)	The stated interest rates represent the range of rates at March 31, 2026 of the underlying contracts within the Loan Assignment.
(j)	Represents 7-day effective yield as of March 31, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$65,862,305	84.4%
Cayman Islands	5,444,162	7.0%
United Kingdom	820,027	1.0%
Ireland	696,075	0.9%
Canada	575,143	0.7%
Japan	524,460	0.7%
France	375,172	0.5%
Luxembourg	55,675	0.1%
Australia	45,986	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	74,233	0.0%
Short-Term Investments and Other Assets—Net	3,579,189	4.6%
	$78,052,427	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At March 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	257	U.S. Treasury Note, 2 Year	$53,313,445	$(334,018)
Total Long Positions			$53,313,445	$(334,018)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	9	U.S. Treasury Long Bond	$(1,024,875)	$21,467
6/2026	13	U.S. Treasury Note, 10 Year	(1,443,609)	29,428
6/2026	77	U.S. Treasury Note, 5 Year	(8,329,836)	128,648
6/2026	19	U.S. Treasury Note, Ultra 10 Year	(2,156,797)	31,498
Total Short Positions			$(12,955,117)	$211,041
Total Futures				$(122,977)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$28,824,871	$—	$28,824,871
Asset-Backed Securities#	—	15,348,603	—	15,348,603
Corporate Bonds#	—	28,513,628	—	28,513,628
Loan Assignments#	—	1,786,136	—	1,786,136
Short-Term Investments	—	2,700,861	—	2,700,861
Total Investments	$—	$77,174,099	$—	$77,174,099

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2026	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2026
Investments in Securities:
Loan Assignments(1)	$198	$—	$—	$—	$—	$—	$—	$(198)	$—	$—
Total	$198	$—	$—	$—	$—	$—	$—	$(198)	$—	$—
(1) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$211,041	$—	$—	$211,041
Liabilities	(334,018)	—	—	(334,018)
Total	$(122,977)	$—	$—	$(122,977)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

March 31, 2026
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio) and Short Duration Bond Portfolio (each individually a "Fund", and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.